Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41726
Entity Registrant Name	Electrovaya Inc.
Entity Central Index Key	0001844450
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	6688 Kitimat Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5N 1P8
City Area Code	(905)
Local Phone Number	855-4627
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ELVA
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	42,108,920
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Electrovaya Inc. (the “Company”) as at September 30, 2025 and 2024, and the related consolidated statements of income (loss), comprehensive income (loss), changes in equity, and cash flows for each of the years in the two-year period ended September 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as at September 30, 2025 and 2024, and the results of its consolidated operations and its consolidated cash flows for each of the years in the two-year period ended September 30, 2025, in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board.

Auditor Location	Toronto, Canada
Auditor Name	MNP LLP
Auditor Firm ID	1930
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.